SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Jun. 30, 2019
Disclosure of initial application of standards or interpretations [line items]
Statement that lessee accounts for short-term leases using recognition exemption			Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets are generally comprised of IT-equipment and small items of office furniture.
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	5.83%
Change in net income		$ 0
IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Additions to right-of-use assets	$ 85
Increase (decrease) in deferred tax liability (asset)		0
Increase in finance lease liability	92
Change in deficit	$ 0
Change in net income		$ 0	$ 1